Restructuring and Asset Impairment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Future additional charges expected in connection with previous restructuring	$ 2,900
2013 Actions [Member]
Restructuring Cost and Reserve [Line Items]
Elimination of Positions due to realign in cost structure	120
2013 Actions [Member] | Consumer Packaging [Member] | IRELAND
Restructuring Cost and Reserve [Line Items]
Other asset impairments	5,655
Impairment of long-lived assets to be disposed of	3,590
Inventory Write-down	667
Impairment of intangible assets	1,398
2012 Actions [Member]
Restructuring Cost and Reserve [Line Items]
Elimination of Positions due to realign in cost structure	165
2011 and Earlier Actions [Member]
Restructuring Cost and Reserve [Line Items]
Future pretax charges	950
Small Corrugated Box Business [Member] | 2013 Actions [Member]
Restructuring Cost and Reserve [Line Items]
Gain (loss) from the sale of business	(286)
Proceeds from the sale of business	6,200
Annual sales of business sold	13,000
Fixed assets net written off in connection with sale of business	773
Working capital written off in connection with sale of business	1,275
Goodwill written off in connection with sale of business	2,430
Intangible assets net written off in connection with sale of business	$ 2,008